CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2013	Dec. 31, 2011	Dec. 31, 2010
Cash flows from operating activities:
Net income	$ 47,403	$ 266,870	$ 183,278	$ 64,551
Adjustments required to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	4,598	17,765	18,730	18,827
Change in deferred charges and other assets	8	26	30	42
Impairment of long-lived assets		969	784	2,730
Share-based compensation expense		8	59	285
Accrued severance pay and other long-term liabilities, net	(210)	55	(786)	(122)
Loss on sale of long-lived assets	22	13	526	65
Realized (gain) loss on sale of marketable securities		(57)	45	(32)
Change in derivative instruments, net	(3,392)	1,550	5,239	(2,140)
Effect of exchange differences on inter-company balances	2,104	(1,510)	(3,249)	307
Increase (decrease) in long-term debt due to currency fluctuations	814	440	(1,835)	3,362
Deferred income taxes, net	4,075	(18,822)	(21,374)	6,720
(Increase) decrease in trade receivables, net	9,879	(8,912)	(47,565)	(11,519)
(Increase) decrease in other receivables, prepaid expenses and other	(535)	(1,339)	(622)	3,251
Increase in inventories, net	(1,583)	(630)	(24,464)	(14,464)
Decrease in long-term receivables, prepaid expenses and other	53	301	196	2,544
Decrease (increase) in income tax receivables			291	(18)
(Decrease) increase in trade payables	(521)	(3,483)	1,664	(6,367)
Increase in other accounts payable and accrued expenses	3,241	43,500	26,603	5,605
(Decrease) increase in income tax payables	12,138	(48,094)	43,857	(3,143)
Net cash provided by operating activities	78,094	248,650	181,407	70,484
Cash flows from investing activities:
Purchase of property, plant and equipment	(1,610)	(9,466)	(6,293)	(5,656)
Investment in other intangible assets		(777)		(5,097)
(Investment in) proceeds from short-term bank deposits	18,045	(241,671)	(60,033)	(10,026)
Proceeds from (investment in) restricted bank deposits	4,014	8,224	(15,562)	900
(Investment in) proceeds from long-term deposits and other assets	18	(5,000)	74	(310)
Proceeds from sale of (investment in) marketable securities, net	(4,909)	4,758	1,053	(3,891)
Proceeds from sale of long-lived assets	28	1	431	69
Net cash (used in) provided by investing activities	15,586	(243,931)	(80,330)	(24,011)
Cash flows from financing activities:
Excess tax benefits from share-based payment arrangements		838
Proceeds from issuance of shares, net	7	6,584	8,850	21,775
Repayment of short-term bank debt, net				(73,331)
Proceeds from long-term debt and capital leases				22
Repayment of long-term debt	(6,595)	(10,748)	(12,898)	(34,579)
Net cash used in financing activities	(6,588)	(3,326)	(4,048)	(86,113)
Effect of exchange rate changes on cash and cash equivalents	1,173	(2,375)	(1,172)	477
(Decrease) increase in cash and cash equivalents	88,265	(982)	95,857	(39,163)
Cash and cash equivalents at the beginning of the period	150,001	238,266	54,144	93,307
Cash and cash equivalents at the end of the period	238,266	237,284	150,001	54,144
Cash paid during the year for:
Interest	216	2,230	3,447	6,171
Income taxes	1,039	133,612	5,102	9,454
(a) Non-cash investing and financing transactions:
Purchase of property, plant and equipment on credit	$ 633	$ 1,573	$ 790	$ 397